Disaggregation of revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Recognition Disaggregated by Timing
	Periods Ended June 30,
	2024	2025
	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	4	4

Revenue recognition over time:
Swim fees	2,222	2,158
	2,226	2,162

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	-	4	7

Revenue recognition over time:
Swim fees	2,764	4,646	4,209
	2,764	4,650	4,216

Schedule of Disaggregation of Revenue
	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Government sector	713	1,994	1,700
Private sector	2,051	2,656	2,516
	2,764	4,650	4,216